Fair values of financial assets and liabilities - Schedule of Financial Assets Excluding Derivatives (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	£ 10,764	£ 10,632	[1]	£ 7,001
Loans and advances to customers	449,745	454,899	[1]	448,567
Reverse repurchase agreements	38,771	44,865	[1]	54,753
Debt securities:
Total debt instruments held	15,355	9,926	[1]	6,835
Total trading assets	21,638	14,216
Contracts held with reinsurers	442	372
Total other financial assets mandatorily held at fair value through profit or loss	181,680	166,553
Total financial assets at fair value through profit or loss	203,318	180,769	[1]	206,971
Total financial assets at fair value through other comprehensive income	27,592	23,154	[1]	£ 28,137
Collective investment vehicles and limited partnerships
Debt securities:
Carrying amount	76,426	68,913
Insurance and participating investment contracts
Debt securities:
Total financial assets at fair value through profit or loss	176,475	161,778
Financial assets at fair value through profit or loss, classified as held for trading, category
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	23	1
Reverse repurchase agreements	17,413	11,781
Debt securities:
Government securities	3,596	2,185
Asset-backed securities	77	21
Corporate and other debt securities	529	228
Total debt instruments held	4,202	2,434
Other financial assets mandatorily held at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	3,127	3,329
Loans and advances to customers	9,882	9,761
Debt securities:
Government securities	8,009	7,872
Other public sector securities	2,310	2,516
Bank and building society certificates of deposit	7,504	7,133
Asset-backed securities	513	399
Corporate and other debt securities	20,125	17,693
Total debt instruments held	38,461	35,613
Treasury and other bills	51	62
Equity shares	118,735	106,882
Contracts held with reinsurers	11,424	10,906
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,141	11,211
Asset-backed securities	173	146
Corporate and other debt securities	13,046	11,514
Total debt instruments held	27,360	22,871
Equity shares	232	283
Total financial assets at fair value through other comprehensive income	27,592	23,154
Total financial assets (excluding derivatives) at fair value
Debt securities:
Total financial assets (excluding derivatives) at fair value	230,910	203,923
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	0	0
Reverse repurchase agreements	0	0
Debt securities:
Total debt instruments held	0	167
Total trading assets	3,596
Total other financial assets mandatorily held at fair value through profit or loss	125,260	113,267
Total financial assets at fair value through profit or loss	128,856	115,452
Level 1 £m | Financial assets at fair value through profit or loss
Debt securities:
Total trading assets		2,185
Level 1 £m | Financial assets at fair value through profit or loss, classified as held for trading, category
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	0	0
Reverse repurchase agreements	0	0
Debt securities:
Government securities	3,596	2,185
Asset-backed securities	0	0
Corporate and other debt securities	0	0
Total debt instruments held	3,596	2,185
Level 1 £m | Other financial assets mandatorily held at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	0	0
Debt securities:
Government securities	8,005	7,865
Other public sector securities	10	0
Bank and building society certificates of deposit	0	0
Asset-backed securities	0	0
Corporate and other debt securities	0	77
Total debt instruments held	8,015	7,942
Treasury and other bills	51	62
Equity shares	117,194	105,263
Contracts held with reinsurers	0	0
Level 1 £m | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,093	10,854
Asset-backed securities	0	0
Corporate and other debt securities	956	536
Total debt instruments held	15,049	11,390
Equity shares	0	0
Total financial assets at fair value through other comprehensive income	15,049	11,390
Level 1 £m | Total financial assets (excluding derivatives) at fair value
Debt securities:
Total financial assets (excluding derivatives) at fair value	143,905	126,842
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	0	0
Reverse repurchase agreements	38,771	44,865
Debt securities:
Total debt instruments held	10,939	9,647
Total trading assets	18,042
Total other financial assets mandatorily held at fair value through profit or loss	44,739	41,982
Total financial assets at fair value through profit or loss	62,781	54,013
Level 2 £m | Financial assets at fair value through profit or loss
Debt securities:
Total trading assets		12,031
Level 2 £m | Financial assets at fair value through profit or loss, classified as held for trading, category
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	23	1
Reverse repurchase agreements	17,413	11,781
Debt securities:
Government securities	0	0
Asset-backed securities	77	21
Corporate and other debt securities	529	228
Total debt instruments held	606	249
Level 2 £m | Other financial assets mandatorily held at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	3,127	3,329
Loans and advances to customers	1,992	1,878
Debt securities:
Government securities	4	7
Other public sector securities	2,300	2,516
Bank and building society certificates of deposit	7,504	7,133
Asset-backed securities	327	336
Corporate and other debt securities	18,061	15,877
Total debt instruments held	28,196	25,869
Treasury and other bills	0	0
Equity shares	0	0
Contracts held with reinsurers	11,424	10,906
Level 2 £m | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	48	357
Asset-backed securities	121	87
Corporate and other debt securities	12,090	10,978
Total debt instruments held	12,259	11,422
Equity shares	0	0
Total financial assets at fair value through other comprehensive income	12,259	11,422
Level 2 £m | Total financial assets (excluding derivatives) at fair value
Debt securities:
Total financial assets (excluding derivatives) at fair value	75,040	65,435
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	10,764	10,632
Loans and advances to customers	439,449	450,071
Reverse repurchase agreements	0	0
Debt securities:
Total debt instruments held	4,200	116
Total trading assets	0
Total other financial assets mandatorily held at fair value through profit or loss	11,681	11,304
Total financial assets at fair value through profit or loss	11,681	11,304
Level 3 £m | Financial assets at fair value through profit or loss
Debt securities:
Total trading assets		0
Level 3 £m | Financial assets at fair value through profit or loss, classified as held for trading, category
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	0	0
Reverse repurchase agreements	0	0
Debt securities:
Government securities	0	0
Asset-backed securities	0	0
Corporate and other debt securities	0	0
Total debt instruments held	0	0
Level 3 £m | Other financial assets mandatorily held at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	7,890	7,883
Debt securities:
Government securities	0	0
Other public sector securities	0	0
Bank and building society certificates of deposit	0	0
Asset-backed securities	186	63
Corporate and other debt securities	2,064	1,739
Total debt instruments held	2,250	1,802
Treasury and other bills	0	0
Equity shares	1,541	1,619
Contracts held with reinsurers	0	0
Level 3 £m | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	0	0
Asset-backed securities	52	59
Corporate and other debt securities	0	0
Total debt instruments held	52	59
Equity shares	232	283
Total financial assets at fair value through other comprehensive income	284	342
Level 3 £m | Total financial assets (excluding derivatives) at fair value
Debt securities:
Total financial assets (excluding derivatives) at fair value	£ 11,965	£ 11,646

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.